FORM 13F HOLDINGS REPORT

13F-HR
09/30/02
FRANCIS M. REPS
0001073402
gs@kq5bm
REPS FRANCIS M.
NONE
1

FRAN YOUNGER
(805) 545-7712
MOMYOUNGER@aol.com

13F-HR
Form 13F Holdings Report

UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C. 20549

	FORM 13F

	FORM 13F COVER PAGE








Report for the Calendar Year or Quarter Ended: September 30, 2002



Check here if amendment [ ]; Amendment Number
This amendment (check only one): [ ] is a restatement
                               [ ] adds new holdings entries

Institutional Investment manager filing this Report:

Name:		Francis M. Reps, Investment Advisor
Address: 	1201 Easy Street
		Wickenburg, AZ  85390

13F file Number: 28-7362

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Fran Younger
Title:	Assistant
Phone:	805-545-7712

Signature, place and date of Signing:

Fran Younger      San Luis Obispo, CA    November 4, 2002

Report type (check only one):

[X] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of other managers Reporting for this manager

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F HOLDINGS REPORT

















Report Summary

Number of Other Included Managers	0

Form 13F Table Entry Total	1

Form 13F Table Information Value Total	$76,963,241.43





NAME OF ISSUER		TITLE OF CLASS	CUSIP		VALUE	SHARES/	SH/PRN	INVSTMT	OTHER 	VOTING AUTHORITY

							(X$1000)		PRN AM		DSCRETN	MANAGRS
	SOLE/SHARED/NONE


AMER CAP STRAT		COM		024937104	  942    50000	SH	SOLE	        50000
COMPUTER ASSOC.		COM		204912109	 3782	394000	SH	SOLE	       394000
ENERPLUS RESOURCES     COM            29274D604        6344  355000  SH	SOLE	       355000
HEWLETT PACKARD CPQ.	COM		428236103         369   31625	SH	SOLE		31625
INTEL			COM		458140100	   55	  4000	SH	SOLE		 4000
KROEGER			COM		501044101	  352	 25000	SH	SOLE	        25000
NEWMONT MINING		COM		651639106	 2435    88500 SH 	SOLE		885000
NOBLE CORP		COM		G65422100	 3875	125000	SH	SOLE	       125000
OFFSHORE INC.		COM		G90078109	 1141	 55000	SH	SOLE		55000
PACKAGING CORP.		COM		695156109	  439	 25000	SH	SOLE		25000
PERMIAN BASIN		COM		714236106	19687  3750000	SH	SOLE	      3750000
PUTNAM ADVISORS		COM		746909100	  244	 38286	SH	SOLE		38286
PIMCO STRT GLBL GVT FD	COM		72200X104	 4538	378139	SH	SOLE	       378139
SAN JUAN ROYALTY TRUST	COM		798241105	26442  2260000	SH	SOLE	      2260000
TYCO INTERNATNL.	COM		902124106	 6317	448000	SH	SOLE	       448000










4